Accumulated Losses and Reserves - Summary of Accumulated Losses and Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Reserves Within Equity [Line Items]
Net loss for the period	$ (162,791)	$ (220,242)	$ (142,521)
Total reserves	43,938	37,809
Movements in Accumulated Losses
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(579,704)	(359,462)
Net loss for the period	(162,791)	(220,242)
Ending balance	(742,495)	(579,704)	(359,462)
Reserves
Disclosure Of Reserves Within Equity [Line Items]
Fair value of Investments reserve	1,085	1,085
Share-based payments reserve	22,764	16,636
Foreign translation reserve	20,089	20,089
Total reserves	43,938	37,810
Movement in Fair Value of Investments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	1,085	1,085
Closing balance	1,085	1,085	1,085
Movement in Share-Based Payments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	16,636	11,551
Share-based payments reserve	6,128	5,085
Closing balance	22,764	16,636	11,551
FX Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	20,089	20,089
Closing balance	$ 20,089	$ 20,089	$ 20,089